Corporate Information and Basis of Presentation	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Corporate Information and Basis of Presentation
Corporate Information and Basis of Presentation
Corporate Information
QIAGEN N.V. is a public limited liability company ('naamloze vennootschap') under Dutch law with registered office at Hulsterweg 82, 5912 PL Venlo, The Netherlands. QIAGEN N.V., a Netherlands holding company, and subsidiaries (we, our or the Company) is the leading global provider of Sample to Insight solutions to transform biological materials into valuable molecular insights. Our sample technologies isolate and process DNA, RNA and proteins from blood, tissue and other materials. Assay technologies make these biomolecules visible and ready for analysis. Bioinformatics software and knowledge bases interpret data to report relevant, actionable insights. Automation solutions tie these together in seamless and cost-effective molecular testing workflows. We provide these workflows to four major customer classes: Molecular Diagnostics (human healthcare), Applied Testing (forensics, veterinary testing and food safety), Pharma (pharmaceutical and biotechnology companies) and Academia (life sciences research). We market our products in more than 130 countries.
Basis of Presentation
The accompanying consolidated financial statements were prepared in accordance with U.S. generally accepted accounting principles (GAAP) and all amounts are presented in U.S. dollars rounded to the nearest thousand, unless otherwise indicated. The consolidated financial statements have been prepared on a historical cost basis, except for derivative financial instruments, contingent consideration and available-for-sale financial instruments that have been measured at fair value.
On January 6, 2017, we acquired OmicSoft Corporation, located in Cary, North Carolina (U.S.). On June 28, 2016, we acquired Exiqon A/S, located in Vedbaek, Denmark and on November 20, 2015, we acquired MO BIO Laboratories, Inc., located in Carlsbad, California. Accordingly, at the acquisition dates, all of the assets acquired and liabilities assumed were recorded at their respective fair values and our consolidated results of operations include the operating results from the acquired companies from the acquisition dates.
Certain prior year amounts related to deferred taxes have been reclassified in Note 16 Income Taxes and the Consolidated Statements of Cash Flows. Certain prior year amounts related to restructuring costs have been reclassified to conform to the current year presentation. For the year ended December 31, 2016, $26.3 million and $25.0 million costs were reclassified out of research and development and sales and marketing, respectively, to general and administrative, restructuring, integration and other. These reclassifications had no effect on income from operations.